Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount	£ 223,242	£ 176,472
Euro 35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount | €			€ 35,000,000,000	€ 35,000,000,000
Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	241	0
Internal and external redemptions	121	200
Internal issuances | Mortgage-backed master trust structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	241	0
Internal and external redemptions	121	100
Internal issuances | Mortgage-backed master trust structures | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Internal issuances | Other asset-backed securitisation structure | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Internal issuances | Other asset-backed securitisation structure | Repton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Internal issuances | Covered bond programme | Euro 35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	100
External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	2,050	4,800
Internal and external redemptions	193	2,133
External issuances | Mortgage-backed master trust structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,500	600
Internal and external redemptions	186	200
External issuances | Mortgage-backed master trust structures | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	200
External issuances | Other asset-backed securitisation structure | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	7	33
External issuances | Other asset-backed securitisation structure | Repton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	550	0
Internal and external redemptions	0	0
External issuances | Covered bond programme | Euro 35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	4,200
Internal and external redemptions	£ 0	£ 1,700